Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000102880 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000102880 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000102880 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000102880 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000102880 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000102880 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000102880 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000102880 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000102880 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102880 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000102880 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000102880 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000102880 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000102880 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000102880 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000102880 [Member] | Oil And Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102880 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102880 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000102880 [Member] | Propane [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000102880 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000105232 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000105232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000105232 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000105232 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000105232 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[1]
C000105232 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000105232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000105232 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000105232 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000105232 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000105232 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000105232 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000105232 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105232 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105232 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000105232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000121641 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000121641 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000121641 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[2]
C000121641 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[2]
C000121641 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[2]
C000121641 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000121641 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000121641 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000121641 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000121641 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000121641 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000121641 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000121641 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000121641 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000121641 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000121641 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000142755 [Member] | AutoNation Inc 4 92 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142755 [Member] | Targa Resources Corp 4 66 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142755 [Member] | U S Treasury Bill 0 00 05 08 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142755 [Member] | Cabot Corp 4 66 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142755 [Member] | Infor Inc 1 75 07 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | CRH America Inc 3 88 05 18 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Williams Cos The Inc 4 00 09 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Crown Castle Inc 4 45 02 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Canadian Natural Resources Ltd 2 05 07 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Fidelity National Information Services Inc 1 15 03 01 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[3]
C000142755 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[3]
C000142755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000142755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[3]
C000142755 [Member] | A 1 Short Term [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000142755 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000142755 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000142755 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000144296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144296 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000144296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000144500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144500 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000144500 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000144500 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000144500 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000144500 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000144500 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000144500 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000144500 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000144500 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144500 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%	[4]
C000144500 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144500 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)	[5]
C000144500 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000144500 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144500 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144500 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144500 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144500 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144500 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000144500 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000144500 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(3.50%)	[4]
C000159952 [Member] | Boeing The Co 6 00 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159952 [Member] | NextEra Energy Capital Holdings Inc 3 00 03 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000159952 [Member] | Morgan Stanley Finance LLC 0 13 02 07 28 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159952 [Member] | MicroStrategy Inc 0 00 12 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159952 [Member] | Morgan Stanley Finance LLC 0 13 04 26 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159952 [Member] | PG And E Corp 4 25 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159952 [Member] | Live Nation Entertainment Inc 2 88 01 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159952 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159952 [Member] | Snowflake Inc 0 00 10 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159952 [Member] | Dreyfus Government Cash Management Fund Institutional Shares 4 21 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159952 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000159952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000159952 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000159952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000159952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000159952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000159952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000159952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000159952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000159952 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000207230 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000207230 [Member] | Exchange Traded Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000207230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000207230 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[6]
C000207230 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[7]
C000207230 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000207230 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000207230 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207230 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207230 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000207230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000207230 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(1.40%)	[6]
C000213865 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213865 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000213865 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000213865 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000213865 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213865 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213865 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213865 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213865 [Member] | Cheniere Energy Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213865 [Member] | Clearway Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213865 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
C000213865 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000213865 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213865 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000213865 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000213865 [Member] | Propane [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000213865 [Member] | Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213865 [Member] | Coal [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000213865 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000225182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000225182 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000225182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000225182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000225182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000225182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000225182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000225182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000225182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000225182 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225182 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225182 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000225182 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000229146 [Member] | MSCI Inc 4 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000229146 [Member] | Open Text Corp 6 90 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229146 [Member] | Crowdstrike Holdings Inc 3 00 02 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229146 [Member] | United Rentals North America Inc 6 00 12 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229146 [Member] | Smurfit Kappa Treasury ULC 5 20 01 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229146 [Member] | Mars Inc 4 60 03 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229146 [Member] | Energy Transfer L P 4 59 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Global Payments Inc 4 97 05 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Berry Global Inc 5 50 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Centene Corp 4 25 12 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229146 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%	[8]
C000229146 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[8]
C000229146 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[8]
C000229146 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[8]
C000229146 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000229146 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000237940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000237940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000237940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000237940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000237940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000237940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000237940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000237940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000237940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237940 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000237940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237940 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237940 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000237940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000238479 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000238479 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000238479 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238479 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000238479 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238479 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238479 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238479 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000238479 [Member] | Imperial Oil Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238479 [Member] | TotalEnergies SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000238479 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000238479 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000238479 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000238479 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000238479 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000238479 [Member] | Oil And Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000238479 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238479 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000238479 [Member] | Coal [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238479 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000241798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000241798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000241798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000241798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000241798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000241798 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000241798 [Member] | US Treasury Bill Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000241798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000241798 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000241798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.40%)
C000241798 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000241798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243637 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000243637 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243637 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	101.10%	[9]
C000243637 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)	[10]
C000243637 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000243637 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000243637 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243637 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000243637 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000243637 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(2.00%)	[9]
C000243955 [Member] | Crowdstrike Holdings Inc 3 00 02 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Bank of America Corp 4 57 04 27 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243955 [Member] | Icon Investments Six Designated Activity Co 6 00 05 08 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243955 [Member] | MSCI Inc 3 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243955 [Member] | Alcon Finance Corp 5 38 12 06 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243955 [Member] | Veralto Corp 5 45 0918 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Packaging Corp of America 5 70 12 01 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Morgan Stanley 5 25 04 21 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Smurfit Kappa Treasury ULC 5 44 04 03 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Roper Technologies Inc 4 90 10 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[11]
C000243955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[11]
C000243955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11]
C000243955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[11]
C000243955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[11]
C000243955 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000243955 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000243959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243959 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000243959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000243959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000243959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000243959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000243959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000243959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243959 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243959 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000243959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.30%
C000243963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000243963 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243963 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000248088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248088 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
C000248088 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248088 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000248088 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000248088 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248088 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000248088 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248088 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248088 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248088 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000248088 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256813 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256813 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256813 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256813 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000256813 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000256815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256815 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256815 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256815 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256815 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000256815 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000256817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000256817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256817 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256817 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256817 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000256817 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%

[1]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.
[4]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[5]	Includes variation margin on futures contracts.
[6]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[7]	Includes variation margin on futures contracts.
[8]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[9]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[10]	Includes variation margin on futures contracts.
[11]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.